Merger and Reverse Recapitalization - Schedule of Legacy Share Reconciliation (Details) - shares	Sep. 30, 2025	Jan. 14, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Common Stock immediately after the Merger	106,754,588	98,818,874	48,376,052	17,454,353
Legacy Blaize Shares
Business Acquisition [Line Items]
Common stock	17,518,791
Conversion of redeemable convertible preferred stock	44,506,781
Conversion of convertible notes	40,302,382
Net exercise of warrants	9,623,432
Common Stock immediately after the Merger	111,951,386
Legacy Blaize Shares After Conversion
Business Acquisition [Line Items]
Common stock	13,663,527
Conversion of redeemable convertible preferred stock	34,712,525
Conversion of convertible notes	31,433,259
Net exercise of warrants	7,505,657
Common Stock immediately after the Merger	87,314,968